UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03101

CALVERT MANAGEMENT SERIES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2016

Item 1. Report to Stockholders.

Calvert Tax-Free Responsible Impact Bond Fund

Semi-Annual Report June 30, 2016 E-Delivery Sign-Up — Details Inside

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TABLE OF CONTENTS

1	President’s Letter
3	Portfolio Management Discussion
6	Understanding Your Fund’s Expenses
7	Schedule of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
17	Notes to Financial Statements
22	Financial Highlights
26	Proxy Voting
26	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):.” Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

Thomas Dailey Vice President, Portfolio Manager and Head of Tax Exempt Fixed Income
Market Review
The tax exempt municipal bond market continued to deliver strong returns during the first half of 2016, driven by steady investor flows into municipal funds and further declines in global government bond yields (including U.S. Treasuries). Providing a port in the storm relative to the volatility observed in other fixed income and equity markets, investors sought the perceived safe harbor of the muni market amid a global search for yield. Further improvement in overall state and local government finances and unabated cash flows into municipal bond funds from individual investors—which readily helped to absorb new issue supply—contributed to the strong performance of the muni market. State and local governments actively refinanced (refunded) higher cost existing debt during the first half of the year in order to reduce overall expenses. In late June, the U.S. municipal market also benefitted from a strong flight-to-quality yield rally after the citizens of the United Kingdom voted to leave the European Union, also known as Brexit.
Investment Strategy and Technique
On July 15, 2015, the Fund changed its name from Calvert Tax-Free Bond Fund to Calvert Tax-Free Responsible Impact Bond Fund. The Fund’s new name better reflects the Fund’s increased focus on securities that both meet its fundamental investment criteria and contribute to the long-term viability of the communities in which the Fund invests. These community impact bonds include investments that support affordable housing, put a priority on educational resources, and provide assistance to children, the elderly, and veterans, among others. In evaluating municipal bonds for purchase, the Fund also considers the environmental, social, and governance impact, and how essential the underlying project is to the community. Layering these responsible investing factors over our fundamental credit analysis achieves a critical level of due diligence that helps identify potential risks as we seek to generate appropriate risk-adjusted return opportunities for Fund shareholders. Our overall investment process remains focused on fundamentals. The Fund’s primary objective is preservation of principal while maximizing the level of interest income, exempt from federal income taxes.

Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, Calvert Tax-Free Responsible Impact Bond Fund (Class A shares at NAV) returned 3.83%. Its benchmark index, the Barclays Municipal Bond Index, returned 4.33% and the Lipper General and Insured Municipal Debt Funds Average returned 4.33% for the same period.
We continue to manage the portfolio with a bias toward medium to longer term, higher credit quality bonds. The Fund’s allocation to utilities, housing, and health care bonds enhanced performance, while the Fund’s exposure to transportation, education, and government public service bonds detracted from relative performance.
Also detracting from relative performance was the Fund’s underweight position in lower credit quality bonds (BBB and high yield).
The Fund has a relative overweight position in housing bonds. As the Fund has added housing exposure, we’ve preferred established state housing programs that have a history of sound financial practices with a focus toward low and moderate income families. The Fund also invests in securities that provide financing of mortgage loans for U.S. veterans.
Positioning and Market Outlook
As more global sovereign bond yields enter negative territory, U.S. market rates have garnered greater attention from foreign investors and this global search for yield includes the U.S. municipal market. This highlights a quandary of the current global low-rate environment since foreign investors do not benefit from the tax exemption bestowed on U.S. domiciled muni market participants.
We think the municipal market should continue to remain fairly insulated from global market volatility as the muni market is primarily exposed to economic events that transpire in the United States. We expect the United Kingdom’s referendum vote to leave the European Union will have no material impact on the muni market. We will look to add attractively priced securities on any heightened bouts of volatility, while also searching for projects that provide a positive long-term impact on local communities.

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CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
JUNE 30, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Municipal	100.0%
Education	23.8%
Government Public Services	20.3%
Health Care	11.6%
Housing	8.1%
Industrial Economic Development	7.6%
Other	1.8%
Transportation	12.5%
Utility	14.3%
Total	100%

Calvert Investment Management, Inc.
June 2016

Thomas Dailey

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
JUNE 30, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 6/30/16	12 MONTHS ENDED 6/30/16
Class A	3.83%	7.36%
Class C	3.37%	6.58%
Class I	3.94%	7.70%
Class Y	3.95%	7.61%
Barclays Municipal Bond Index	4.33%	7.65%
Lipper General & Insured Municipal Debt Funds Average	4.33%	7.62%

* Total return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charges.

CALVERT TAX-FREE RESONSIBLE IMPACT BOND FUND
JUNE 30, 2016

	30 DAYS ENDED
SEC YIELD	12/31/15	6/30/16
Class A	1.79%	1.38%
Class C	1.12%	0.73%
Class I	2.20%	1.78%
Class Y	2.10%	1.68%

* Total Return is not annualized for periods of less than one year.

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 3.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	10 Year
Class A (with max. load)	CTTLX	3.35%	3.59%	3.10%
Class C (with max. load)	CTTCX	5.58%	4.23%	3.42%
Class I	CTTIX	7.70%	4.45%	3.53%
Class Y	CTTYX	7.61%	4.43%	3.52%
Barclays Municipal Bond Index		7.65%	5.33%	5.13%
Lipper General & Insured Municipal Debt Funds Average		7.62%	5.52%	4.47%

Calvert Tax-Free Responsible Impact Bond Fund first offered Classes C, I and Y shares on July 15, 2015. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual share class performance would have been lower (Class C shares) or higher (Class Y and Class I shares) depending on whether that share class has higher or lower expenses than Class A shares.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.96%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund’s investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $2,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Class A
Actual	0.80%	$1,000.00	$1,038.30	$4.05
Hypothetical (5% return per year before expenses)	0.80%	$1,000.00	$1,020.89	$4.02
Class C
Actual	1.55%	$1,000.00	$1,033.70	$7.84
Hypothetical (5% return per year before expenses)	1.55%	$1,000.00	$1,017.16	$7.77
Class I
Actual	0.45%	$1,000.00	$1,039.40	$2.28
Hypothetical (5% return per year before expenses)	0.45%	$1,000.00	$1,022.63	$2.26
Class Y
Actual	0.55%	$1,000.00	$1,039.50	$2.79
Hypothetical (5% return per year before expenses)	0.55%	$1,000.00	$1,022.13	$2.77
* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

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CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 98.8%

California - 8.5%
California Educational Facilities Authority Revenue Bonds, 5.00%, 6/1/46	1,000,000	1,547,010
California GO Bonds:
4.00%, 9/1/32	1,000,000	1,172,140
4.00%, 3/1/45	1,350,000	1,522,624
California GO Green Bonds, 3.75%, 10/1/37	1,000,000	1,090,080
California GO Veterans Bonds:
4.00%, 12/1/32	1,000,000	1,094,930
3.75%, 12/1/34	1,500,000	1,642,500
California Infrastructure & Economic Development Bank Revenue Bonds, 5.00%, 10/1/34	2,500,000	3,140,200
California Pollution Control Financing Authority Revenue Bonds:
3.00%, 11/1/25	350,000	373,051
1.65%, 7/1/31 (mandatory put, 5/1/17 @ 100) (a)	1,000,000	1,000,750
Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	837,220
		13,420,505

Colorado - 0.9%
Regional Transportation District Colorado Sales Tax Revenue Bonds, 5.00%, 11/1/32	1,000,000	1,367,570

Connecticut - 3.9%
Connecticut GO Bonds, Green Bonds:
4.00%, 11/15/30	1,000,000	1,124,750
5.00%, 11/15/31	1,000,000	1,224,210
Connecticut Health & Educational Facility Authority Revenue Bonds:
4.85%, 7/1/37	1,360,000	1,415,366
4.00%, 7/1/38	1,170,000	1,318,742
5.05%, 7/1/42	1,000,000	1,042,410
		6,125,478

Delaware - 0.3%
Sussex County Delaware Industrial Revenue Bonds VRDN, 0.66%, 11/1/27 (optional put, 7/7/16 @ 100) (a)(b)	400,000	400,000

District of Columbia - 1.9%
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.00%, 10/1/25	1,750,000	1,835,837
5.00%, 10/1/27	1,000,000	1,205,130
		3,040,967

Florida - 7.6%
Highlands County Florida Health Facilities Authority Revenue Bonds, 5.625%, 11/15/37 (a)	1,080,000	1,233,835
Miami-Dade County Florida Aviation Revenue Bonds:
5.00%, 10/1/30	1,500,000	1,760,325
5.00%, 10/1/41	1,000,000	1,083,780

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	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D

Miami-Dade County Florida EFA Revenue Bonds, 4.00%, 4/1/45	1,375,000	1,503,370
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,303,820
Miami-Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	450,000	450,293
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	2,675,000	3,692,222
		12,027,645

Georgia - 1.4%
Cobb County Georgia Development Authority Revenue Bonds, 1.875%, 4/1/33 (mandatory put, 10/1/19 @ 100) (a)	1,000,000	1,022,590
Georgia GO Bonds, 4.50%, 7/1/28	1,000,000	1,161,620
		2,184,210

Hawaii - 1.3%
Hawaii State Airports System Revenue Bonds, 5.00%, 7/1/41	750,000	891,008
Honolulu City and County Hawaii GO Bonds, 5.00%, 12/1/34	1,000,000	1,152,850
		2,043,858

Idaho - 0.7%
Idaho Housing & Finance Association Revenue Bonds, 3.10%, 7/1/24	1,055,000	1,141,246

Illinois - 1.4%
Chicago O’Hare International Airport Revenue Bonds, 5.00%, 1/1/34	400,000	471,140
Illinois Educational Facilities Revenue Bonds, 4.45%, 11/1/36	1,000,000	1,099,810
Illinois Finance Authority Revenue Bonds VRDN, 0.76%, 6/1/26 (optional put, 7/7/16 @ 100) (a)(b)	700,000	700,000
		2,270,950

Indiana - 0.8%
Indiana Finance Authority Revenue Bonds, 5.00%, 2/1/31	1,130,000	1,326,643

Iowa - 0.7%
Iowa SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,154,650

Kansas - 2.6%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,153,830
5.75%, 11/15/38	1,000,000	1,159,050
Wyandotte County Kansas Unified School District No 203 Piper GO Bonds, 4.00%, 9/1/23	1,545,000	1,829,651
		4,142,531

Maryland - 2.2%
Maryland Economic Development Corp. Revenue Bonds, 5.00%, 6/1/43	500,000	609,205
Maryland State Community Development Administration Department and Community Development Revenue Bonds:
4.05%, 7/1/40	1,575,000	1,689,739
4.35%, 7/1/50	1,000,000	1,091,240
		3,390,184

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	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D

Massachusetts - 3.2%
Boston Massachusetts Water & Sewer Commission Revenue Bonds, 5.00%, 11/1/30	1,000,000	1,138,690
Massachusetts Development Finance Agency Revenue Bonds, 5.00%, 12/1/34	500,000	621,290
Massachusetts HFA Revenue Bonds:
3.85%, 6/1/28	1,000,000	1,086,340
3.30%, 12/1/28	750,000	782,017
The Massachusetts Clean Water Trust Revenue Bonds, 5.25%, 8/1/29	1,000,000	1,400,160
		5,028,497

Michigan - 3.1%
Grand Valley State University Revenue Bonds, 5.00%, 12/1/33	1,000,000	1,229,260
Michigan Finance Authority Revenue Bonds, 4.00%, 11/1/46	2,000,000	2,175,340
Warren Michigan Consolidated Schools GO Bonds, 5.00%, 5/1/35	1,250,000	1,492,087
		4,896,687

Mississippi - 0.5%
Mississippi Business Finance Corp. Revenue Bonds, 1.375%, 3/1/27 (mandatory put, 3/1/17 @ 100) (a)	400,000	401,284
Prentiss County Mississippi Industrial Development Revenue Bonds VRDN, 0.53%, 10/1/17 (optional put, 7/7/16 @ 100) (a)(b)	400,000	400,000
		801,284

Missouri - 1.9%
Kansas City Missouri GO Bonds:
4.50%, 2/1/24	1,500,000	1,779,285
4.00%, 10/1/34	500,000	556,790
4.00%, 10/1/35	600,000	666,582
		3,002,657

New Mexico - 2.8%
New Mexico Hospital Equipment Loan Council Revenue Bonds, 5.125%, 8/1/35	4,010,000	4,464,734

New York - 9.3%
Build NYC Resource Corp. Revenue Bonds, 4.00%, 8/1/36	1,665,000	1,831,300
New York City Housing Development Corp. Revenue Bonds:
3.80%, 11/1/30	1,000,000	1,086,770
3.15%, 11/1/36	1,415,000	1,431,641
New York City NY GO Bonds, Series G, 5.00%, 8/1/26	2,000,000	2,499,740
New York State Dormitory Authority Revenue Bonds, 5.00%, 8/15/29	1,000,000	1,192,480
New York State Environmental Facilities Corp. Revenue Bonds VRDN, 3.125%, 12/1/44 (mandatory put, 6/1/26 @ 100) (a)(c)	1,000,000	1,018,830
New York State Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds, 2.75%, 7/1/17 (a)	200,000	203,968
New York Transportation Development Corp. Revenue Bonds:
5.00%, 8/1/20	3,000,000	3,301,800
4.00%, 7/1/33	2,000,000	2,151,680
		14,718,209

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	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D

North Carolina - 2.6%
North Carolina Medical Care Commission Revenue Bonds, 5.00%, 6/1/42 (Prerefunded 6/1/19 @ 100)	3,700,000	4,150,734

North Dakota - 0.3%
North Dakota HFA Revenue Bonds, 2.55%, 1/1/22	500,000	525,465

Ohio - 4.2%
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,714,375
Ohio State Revenue Bonds, 5.00%, 12/31/30	1,000,000	1,201,260
Ohio State University Revenue Bonds:
5.00%, 12/1/29 (escrowed to maturity)	85,000	119,421
5.00%, 12/1/29 (unrefunded portion)	1,915,000	2,597,161
		6,632,217

Pennsylvania - 4.7%
Bucks County Pennsylvania IDA Revenue Bonds, 1.375%, 12/1/22 (mandatory put, 2/1/17 @ 100) (a)	1,500,000	1,504,485
Mount Lebanon Pennsylvania School District GO Bonds, 5.00%, 2/15/27	2,000,000	2,195,860
Pennsylvania Economic Development Financing Authority Revenue Bonds, 2.625%, 11/1/21 (a)	500,000	526,535
Pennsylvania HFA Revenue Bonds, 3.90%, 10/1/35	1,000,000	1,068,350
Redevelopment Authority of the City of Philadelphia Revenue Bonds, 5.00%, 4/15/21	1,855,000	2,142,098
		7,437,328

Rhode Island - 2.3%
Rhode Island Clean Water Finance Agency Revenue Bonds:
5.00%, 10/1/30	1,000,000	1,255,280
5.00%, 10/1/31	1,000,000	1,251,350
Rhode Island GO Bonds, 4.00%, 8/1/24	1,000,000	1,154,690
		3,661,320

Texas - 19.2%
Arlington Texas Higher Education Finance Corp. Revenue Bonds:
5.00%, 2/15/28	1,405,000	1,789,099
5.00%, 8/15/34	1,300,000	1,584,570
Bexar County Texas GO Bonds:
4.00%, 6/15/32	2,000,000	2,303,540
5.00%, 6/15/35	3,000,000	3,371,820
Dallas Love Field Revenue Bonds, 5.00%, 11/1/28	1,000,000	1,229,110
Dallas/Fort Worth Texas International Airport Revenue Bonds:
5.00%, 11/1/36	500,000	592,760
5.00%, 11/1/38	1,000,000	1,122,500
El Paso County Texas GO Bonds:
5.00%, 2/15/32 (Prerefunded 2/15/21 @ 100)	15,000	17,664
5.00%, 2/15/32 (unrefunded portion)	985,000	1,138,177
Harris County Texas Flood Control District Revenue Bonds, 5.00%, 10/1/27	3,450,000	4,040,813
Hidalgo County Texas Drain District No 1 GO Bonds, 5.00%, 9/1/25 (Prerefunded 9/1/18 @ 100)	3,010,000	3,287,462
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	500,000	494,195
Newark Higher Education Finance Corp. Revenue Bonds, 4.00%, 8/15/35	1,000,000	1,101,940

10 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D

North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,327,600
5.25%, 2/1/35	3,345,000	4,855,936
Port of Houston Texas Tax Authority GO Bonds, 5.00%, 10/1/35	1,830,000	2,127,558
		30,384,744

Utah - 1.4%
Utah Housing Corp. Revenue Bonds, 4.00%, 1/1/36	2,000,000	2,192,040

Vermont - 2.0%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, 5.00%, 10/31/46 (Prerefunded 11/1/16 @ 100)	1,000,000	1,014,040
Vermont GO Bonds:
5.00%, 8/15/20	1,000,000	1,132,850
4.50%, 7/15/26 (Prerefunded 7/15/17 @ 100)	1,000,000	1,040,760
Vermont HFA Revenue Bonds, 5.35%, 5/1/36	25,000	25,422
		3,213,072

Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue Bonds, 4.25%, 10/1/29	200,000	201,320

Virginia - 1.2%
Loudoun County Virginia Sanitation Authority Revenue Bonds, 5.00%, 1/1/27	1,725,000	1,958,738

Washington - 5.8%
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds:
4.00%, 11/1/33	1,100,000	1,250,337
5.00%, 11/1/35	1,000,000	1,248,510
Snohomish County Washington School District No 4 Lake Stevens GO Bonds:
4.00%, 12/1/34	1,550,000	1,764,799
4.00%, 12/1/35	2,460,000	2,789,296
Washington Economic Development Finance Authority Revenue Bonds, 2.125%, 6/1/20 (a)(c)	1,000,000	1,026,910
Washington GO Bonds, 5.00%, 2/1/23 (Prerefunded 2/1/19 @ 100)	1,000,000	1,109,500
		9,189,352

Total Municipal Obligations (Cost $142,973,924)		156,494,835

TOTAL INVESTMENTS (Cost $142,973,924) - 98.8%		156,494,835
Other assets and liabilities, net - 1.2%		1,963,322
NET ASSETS - 100.0%		$158,458,157
See notes to financial statements.

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FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
5 Year U.S. Treasury Notes	(42)	9/16	($5,130,891)	($83,087)
10 Year U.S. Treasury Notes	(60)	9/16	(7,979,063)	(191,357)
Long U.S. Treasury Bonds	(40)	9/16	(6,893,750)	(225,074)
Total Short				($499,518)

NOTES TO SCHEDULE OF INVESTMENTS
(a) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(b) The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,045,740, which represents 1.3% of the net assets of the Fund as of June 30, 2016.

Abbreviations:
EFA:	Education Facility Authority
GO:	General Obligation
HFA:	Housing Finance Agency/Authority
IDA:	Industrial Development Agency/Authority
SO:	Special Obligation
VRDN:	Variable Rate Demand Notes
See notes to financial statements.

12 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $142,973,924) - see accompanying schedule	$156,494,835
Cash	205,929
Cash collateral at broker	268,800
Receivable for securities sold	2,108,530
Receivable for shares sold	177,359
Interest receivable	1,507,012
Receivable for futures contracts variation margin	27,656
Trustees’ deferred compensation plan	125,034
Other assets	41,735
Total assets	160,956,890

LIABILITIES
Payable for securities purchased	2,252,800
Payable for shares redeemed	16,514
Payable to Calvert Investment Management, Inc.	26,682
Payable to Calvert Investment Distributors, Inc.	31,167
Payable to Calvert Investment Administrative Services, Inc.	12,808
Payable to Calvert Investment Services, Inc.	1,646
Payable for Trustees’ fees and expenses	3,450
Trustees’ deferred compensation plan	125,034
Accrued expenses and other liabilities	28,632
Total liabilities	2,498,733
NET ASSETS	$158,458,157

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 9,152,204 shares outstanding	$178,878,556
Class C: 65,249 shares outstanding	1,043,944
Class I: 228,114 shares outstanding	3,614,806
Class Y: 200,134 shares outstanding	3,180,262
Undistributed net investment income	137,746
Accumulated net realized gain (loss)	(41,418,550)
Net unrealized appreciation (depreciation)	13,021,393
NET ASSETS	$158,458,157

NET ASSET VALUE PER SHARE
Class A (based on net assets of $150,341,328)	$16.43
Class C (based on net assets of $1,072,317)	$16.43
Class I (based on net assets of $3,752,171)	$16.45
Class Y (based on net assets of $3,292,341)	$16.45
See notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$2,542,061
Other income (a)	41,735
Total investment income	2,583,796

Expenses:
Investment advisory fee	260,735
Administrative fees	79,660
Transfer agency fees and expenses	55,573
Distribution Plan expenses:
Class A	179,069
Class C	2,971
Trustees’ fees and expenses	9,819
Accounting fees	19,845
Custodian fees	10,088
Professional fees	17,280
Registration fees	41,161
Reports to shareholders	8,228
Miscellaneous	11,269
Total expenses	695,698
Reimbursement from Advisor:
Class A	(71,524)
Class C	(8,784)
Class I	(10,728)
Class Y	(8,196)
Administrative fees waived	(5,164)
Net expenses	591,302
NET INVESTMENT INCOME	1,992,494

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	891,804
Futures	(647,651)
244,153

Change in unrealized appreciation (depreciation) on:
Investments	3,972,842
Futures	(556,372)
3,416,470

NET REALIZED AND UNREALIZED GAIN	3,660,623

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,653,117

(a) Other income represents a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. The refund is also reflected as a receivable on the Statement of Assets and Liabilities.
See notes to financial statements.

14 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016(Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$1,992,494	$3,711,528
Net realized gain	244,153	887,104
Net change in unrealized appreciation (depreciation)	3,416,470	(633,182)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,653,117	3,965,450

Distributions to shareholders from:
Net investment income:
Class A shares	(1,863,111)	(3,667,926)
Class C shares	(6,295)	(1,663)(a)
Class I shares	(40,793)	(13,758)(a)
Class Y shares	(35,219)	(12,733)(a)
Total distributions	(1,945,418)	(3,696,080)

Capital share transactions:
Shares sold:
Class A shares	12,455,075	12,116,753
Class C shares	818,336	275,968(a)
Class I shares	2,584,459	1,000,000(a)
Class Y shares	1,966,906	1,390,532(a)
Reinvestment of distributions:
Class A shares	1,628,598	3,140,963
Class C shares	6,295	1,624(a)
Class I shares	40,793	13,758(a)
Class Y shares	30,441	12,711(a)
Shares redeemed:
Class A shares	(7,526,607)	(16,488,032)
Class C shares	(51,577)	(76)(a)
Class Y shares	(180,013)	(6,979)(a)
Total capital share transactions	11,772,706	1,457,222

TOTAL INCREASE IN NET ASSETS	15,480,405	1,726,592

NET ASSETS
Beginning of period	142,977,752	141,251,160
End of period (including undistributed net investment income of $137,746 and $90,670, respectively)	$158,458,157	$142,977,752
See notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

	SIX MONTHS ENDED JUNE 30, 2016(Unaudited)	YEAR ENDED DECEMBER 31, 2015
CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	769,189	760,895
Class C shares	50,495	17,432(a)
Class I shares	161,119	63,613(a)
Class Y shares	121,260	87,760(a)
Reinvestment of distributions:
Class A shares	100,714	197,869
Class C shares	388	102(a)
Class I shares	2,515	867(a)
Class Y shares	1,877	799(a)
Shares redeemed:
Class A shares	(465,038)	(1,040,545)
Class C shares	(3,163)	(5)(a)
Class Y shares	(11,123)	(439)(a)
Total capital share activity	728,233	88,348

(a) From July 15, 2015 inception.
See notes to financial statements.

16 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Tax-Free Responsible Impact Bond Fund (the “Fund”), a series of the Calvert Management Series, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. Calvert Management Series is comprised of two separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund offers four classes of shares - Classes A, C, I, and Y. Classes C, I, and Y commenced on July 15, 2015. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Municipal Obligations	$—	$156,494,835	$—	$156,494,835
TOTAL	$—	$156,494,835	$—	$156,494,835
Futures Contracts**	($499,518)	$—	$—	($499,518)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates.
The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

18 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

During the period, the Fund used U.S. Treasury contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Schedule of Investments.
At June 30, 2016, the Fund had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest Rate	Unrealized appreciation on futures contracts	$—*	Unrealized depreciation on futures contracts	($499,518)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Interest Rate	Futures	($647,651)	($556,372)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts short			(136)
* Averages are based on activity levels during the period ended June 30, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
Redemption Fees: The Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

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NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.35% of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual fund operating expenses through April 30, 2017. The contractual expense caps are 0.80%, 1.55%, 0.45%, and 0.55% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees or expenses, if any.
Calvert Investment Administrative Services, Inc. (“CIAS”), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for all classes of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.35% and 1.00% annually of the average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the Fund’s average daily net assets of Class A and C shares, respectively. Class I and Class Y shares do not have Distribution Plan expenses.
CID received $18,663 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended June 30, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $9,241 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Fund’s assets. Trustees’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $36,677,240 and $18,291,873, respectively.
The Fund may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended June 30, 2016, such purchase transactions were $13,100,000 and sales transactions were $22,321,000.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Fund’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

Capital Loss Carryforwards

EXPIRATION DATE
2016	($565,078)
2018	(6,629,505)
NO EXPIRATION DATE
Short-term	($765,522)
Long-term	(33,645,650)

20 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$13,520,911
Unrealized (depreciation)	—
Net unrealized appreciation (depreciation)	$13,520,911
Federal income tax cost of investments	$142,973,924
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no borrowings under the agreement during the period ended June 30, 2016.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning	$16.03	$16.00	$15.33	$16.54	$15.86	$15.10
Income from investment operations:
Net investment income	0.21(b)	0.42	0.44	0.66	0.50	0.49
Net realized and unrealized gain (loss)	0.40	0.03	0.71	(1.34)	0.67	0.77
Total from investment operations	0.61	0.45	1.15	(0.68)	1.17	1.26
Distributions from:
Net investment income	(0.21)	(0.42)	(0.48)	(0.53)	(0.49)	(0.50)
Total distributions	(0.21)	(0.42)	(0.48)	(0.53)	(0.49)	(0.50)
Total increase (decrease) in net asset value	0.40	0.03	0.67	(1.21)	0.68	0.76
Net asset value, ending	$16.43	$16.03	$16.00	$15.33	$16.54	$15.86
Total return (c)	3.83%	2.87%	7.54%	(4.17%)	7.45%	8.54%
Ratios to average net assets: (d)
Net investment income	2.64%(b)(e)	2.65%	2.76%	4.12%	3.09%	3.28%
Total expenses	0.91%(e)	0.94%	0.91%	0.93%	0.90%	0.91%
Net expenses	0.80%(e)	0.88%	0.91%	0.93%	0.90%	0.91%
Portfolio turnover	13%	41%	79%	32%	35%	10%
Net assets, ending (in thousands)	$150,341	$140,246	$141,251	$138,606	$173,179	$184,657

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.004 per share and 0.03% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

22 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)(b)
Net asset value, beginning	$16.05	$15.72
Income from investment operations:
Net investment income	0.16(c)	0.14
Net realized and unrealized gain (loss)	0.38	0.33
Total from investment operations	0.54	0.47
Distributions from:
Net investment income	(0.16)	(0.14)
Total distributions	(0.16)	(0.14)
Total increase (decrease) in net asset value	0.38	0.33
Net asset value, ending	$16.43	$16.05
Total return (d)	3.37%	3.03%
Ratios to average net assets: (e)
Net investment income	1.93%(c)(f)	1.94%(f)
Total expenses	4.52%(f)	26.80%(f)
Net expenses	1.55%(f)	1.55%(f)
Portfolio turnover	13%	41%
Net assets, ending (in thousands)	$1,072	$281

(a) Per share figures are calculated using the Average Shares Method.
(b) From July 15, 2015 inception.
(c) Amount includes an one time payment which amounted to $0.007 per share and 0.05% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	June 30, 2016 (b) (Unaudited)	December 31, 2015 (a)(b)
Net asset value, beginning	$16.06	$15.72
Income from investment operations:
Net investment income	0.24(c)	0.22
Net realized and unrealized gain (loss)	0.39	0.34
Total from investment operations	0.63	0.56
Distributions from:
Net investment income	(0.24)	(0.22)
Total distributions	(0.24)	(0.22)
Total increase (decrease) in net asset value	0.39	0.34
Net asset value, ending	$16.45	$16.06
Total return (d)	3.94%	3.55%
Ratios to average net assets: (e)
Net investment income	2.99%(c)(f)	3.01%(f)
Total expenses	1.24%(f)	4.51%(f)
Net expenses	0.45%(f)	0.45%(f)
Portfolio turnover	13%	41%
Net assets, ending (in thousands)	$3,752	$1,035

(a) From July 15, 2015 inception.
(b) Per share figures are calculated using the Average Shares Method.
(c) Amount includes an one time payment which amounted to $0.006 per share and 0.04% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

24 www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)(b)
Net asset value, beginning	$16.05	$15.72
Income from investment operations:
Net investment income	0.24(c)	0.22
Net realized and unrealized gain (loss)	0.39	0.32
Total from investment operations	0.63	0.54
Distributions from:
Net investment income	(0.23)	(0.21)
Total distributions	(0.23)	(0.21)
Total increase (decrease) in net asset value	0.40	0.33
Net asset value, ending	$16.45	$16.05
Total return (d)	3.95%	3.45%
Ratios to average net assets: (e)
Net investment income	2.91%(c)(f)	2.97%(f)
Total expenses	1.25%(f)	5.32%(f)
Net expenses	0.55%(f)	0.55%(f)
Portfolio turnover	13%	41%
Net assets, ending (in thousands)	$3,292	$1,415

(a) Per share figures are calculated using the Average Shares Method.
(b) From July 15, 2015 inception.
(c) Amount includes an one time payment which amounted to $0.006 per share and 0.04% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

Printed on recycled paper using soy inks.

Calvert Unconstrained Bond Fund

Semi-Annual Report June 30, 2016 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

1	President’s Letter
3	Portfolio Management Discussion
6	Understanding Your Fund’s Expenses
7	Schedule of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
17	Notes to Financial Statements
22	Financial Highlights
26	Proxy Voting
26	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):.” Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

2 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

PORTFOLIO MANAGEMENT DISCUSSION

Vishal Khanduja, CFA SVP, Lead Portfolio Manager, Head of Fixed Income	Brian S. Ellis, CFA Portfolio Manager
Market Review
The U.S. fixed income market delivered broadly positive returns for the first half of 2016, driven mainly by declining global interest rates (10 year U.S. Treasury yield declined 80bps from 2.27% to 1.47%). Risk assets continued their rebound as global macroeconomic data improved and central bank policy was perceived to be more accommodative. While global central bank easing was a large contributor, the surprising U.K. vote to exit the European Union further added to global uncertainty and demand for safe haven assets.
Consumer spending in the U.S., a concern in the first quarter, proved strong in the second quarter and there were signs of strength in China. Oil prices rebounded, helped by stabilization in surpluses from domestic shale production. In addition, the stabilization in the U.S. dollar allayed concerns about further currency devaluation in China. U.S. fixed income experienced strong inflows in the second quarter as U.S. yields looked attractive, particularly in comparison to the low, and in many instances, negative global yields.
A flattening of the yield curve, typically a negative sign for economic expectations and risk assets, could reflect the market’s growing realization of these secular issues.
Investment Strategy and Technique
The Fund seeks positive absolute returns over a full market cycle, regardless of market conditions. The Fund deploys a flexible investment process that allocates investments across global markets using various strategies. The Fund is managed as a “best ideas” fund.
The Fund invests at least 80% of its assets in bonds of any maturity, may invest, without limitation, in high-yield debt securities and may also invest in derivative instruments.
In conjunction with financial analysis, Calvert’s comprehensive responsible investment principles guide the investment research process and decision-making.
Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, Unconstrained Bond Fund (Class A at NAV) returned 3.06% compared with 0.12% for the Barclays 1-3 Month U.S. Treasury Bill Index. The Fund’s allocation to U.S. dollar fixed income spread sectors was the main driver of performance, but its slightly positive duration position was an additional contributor as interest rates broadly declined during the period.
Asset-backed securities and mortgage-backed securities (“MBS”) positions continued to do well as many are tied to the consumer credit and residential housing sectors, which continued to show strength. MBS consisted of agency credit risk transfer securities, where credit performance and liquidity in general continue to improve.
The Fund’s positions in high-yield and investment grade corporate credit also performed well as the broad recovery in spreads continued. While we believe strong technicals could contribute to further spread tightening, we are likely to reduce exposure as valuations are less attractive and we believe there will be better opportunities in the coming months. Overall, we remain very selective in credit given that we believe we are in the later stages of the credit cycle.
Positioning and Market Outlook
We expect the fixed income markets to continue to be driven by three broad factors: divergence, volatility, and liquidity challenges.
As subdued growth and inflation persist, we believe global central banks will continue to employ unconventional policy tools, such as the negative interest rate policies that have proliferated in recent quarters. With lack of support from the fiscal side, global markets, in our view, will increasingly question the success and potential negative implications of such policies, contributing to volatility. This will further increase as more aggressive monetary easing is met by slower growth.
Because we believe that the market is mispricing likely Federal Reserve actions, we continue to favor a shorter duration at the front end of the yield curve. We continue to see value in some sectors of corporate credit, but, at this more mature stage of the credit cycle, favor a continued cautious approach, especially as valuations appear rich.
We still find attractive securitized assets, including commercial mortgage-backed securities, asset-backed securities, and non-agency mortgage-backed securities because of their more attractive spreads and their tendency to be less vulnerable to market volatility than corporates.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

CALVERT UNCONSTRAINED BOND FUND
JUNE 30, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Corporate	28.4%
Financial Institutions	8.5%
Industrial	19.9%
Securitized	67.4%
Asset-Backed Securities	38.8%
Collateralized Mortgage Obligations	0.2%
Collateralized Mortgage-Backed Securities	21.3%
Mortgage-Backed Passthrough	7.1%
Short-term Investments	3.9%
Treasury	0.3%
Total	100%

* Does not reflect the value of securities held as cash collateral on securities loaned.

Many are levered mostly to the U.S. economy, a further positive in periods of high global economic uncertainty, volatility, and slow growth.
Calvert Investment Management, Inc.
June 2016

Vishal Khanduja, CFA	Brian S. Ellis, CFA

CALVERT UNCONSTRAINED BOND FUND
JUNE 30, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 6/30/16	12 MONTHS ENDED 6/30/16
Class A	3.06%	2.25%
Class C	2.66%	1.40%
Class I	3.29%	2.63%
Class Y	3.17%	2.40%
Barclays 1-3 Month U.S. Treasury Bill Index	0.12%	0.14%
Lipper Alternative Credit Focus Average	1.80%	-1.20%

* Total return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charges.

CALVERT UNCONSTRAINED BOND FUND
JUNE 30, 2016

	30 DAYS ENDED
SEC YIELD	12/31/15	6/30/16
Class A	2.70%	3.22%
Class C	2.08%	2.59%
Class I	3.22%	3.79%
Class Y	3.06%	3.59%

* Total Return is not annualized for periods of less than one year.

4 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 3.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT UNCONSTRAINED BOND FUND
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	Since Inception (9/30/2014)
Class A (with max. load)	CUBAX	-1.60%	0.43%
Class C (with max. load)	CUBCX	0.40%	1.86%
Class I	CUBIX	2.63%	3.07%
Class Y	CUBYX	2.40%	2.84%
Barclays 1-3 Month U.S. Treasury Bill Index		0.14%	0.08%
Lipper Alternative Credit Focus Average		-1.20%	-0.86%

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.48%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund’s investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The fund may charge an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $2,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Class A
Actual	1.06%	$1,000.00	$1,030.60	$5.35
Hypothetical (5% return per year before expenses)	1.06%	$1,000.00	$1,019.59	$5.32
Class C
Actual	1.85%	$1,000.00	$1,026.60	$9.32
Hypothetical (5% return per year before expenses)	1.85%	$1,000.00	$1,015.66	$9.27
Class I
Actual	0.64%	$1,000.00	$1,033.00	$3.24
Hypothetical (5% return per year before expenses)	0.64%	$1,000.00	$1,021.68	$3.22
Class Y
Actual	0.85%	$1,000.00	$1,031.70	$4.29
Hypothetical (5% return per year before expenses)	0.85%	$1,000.00	$1,020.64	$4.27
* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

6 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 42.8%
Asset-Backed - Automobile - 1.5%
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	100,000	96,359
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.46%, 12/17/18 (a)	16,368	16,357
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	339,645	339,288
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	231,436	230,719
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	400,000	394,597
		1,077,320

Asset-Backed - Other - 41.0%
American Homes 4 Rent, Series 2014-SFR1:
Class D, 2.534%, 6/17/31 (a)(b)	150,000	147,138
Class F, 3.684%, 6/17/31 (a)(b)	250,000	238,632
Apidos CLO XX, Series 2015-20A, Class C, 4.333%, 1/16/27 (a)(b)	400,000	372,568
Apidos CLO XXI, Series 2015-21A, Class D, 6.183%, 7/18/27 (a)(b)	300,000	245,986
AVANT Loans Funding Trust, Class A:
Series 2016-A, 4.11%, 5/15/19 (a)	844,421	847,911
Series 2016-B, 3.92%, 8/15/19 (a)	988,959	993,074
Bayview Opportunity Master Fund IIIa Trust, Series 2014-16RP, Class A, 3.844%, 11/28/29 (a)(b)	77,957	77,740
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (a)	85,746	85,566
CAM Mortgage LLC, Series 2015-1:
Class A, 3.50%, 7/15/64 (a)(b)	193,363	193,436
Class M, 4.75%, 7/15/64 (a)(b)	1,200,000	1,178,881
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	500,000	495,186
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	1,000,000	994,141
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	1,366,441	1,383,388
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	1,236,625	1,237,607
Colony Starwood Homes Trust, Series 2016-1A:
Class C, 3.096%, 7/17/33 (a)(b)	1,000,000	998,869
Class D, 3.546%, 7/17/33 (a)(b)	960,000	955,366
Conn’s Receivables Funding LLC:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	968,175	972,373
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	350,000	352,165
Series 2015-A, Class A, 4.565%, 9/15/20 (a)	881,466	881,081
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	900,000	888,293
Consumer Credit Origination Loan Trust, Series 2015-1:
Class A, 2.82%, 3/15/21 (a)	174,722	174,718
Class B, 5.21%, 3/15/21 (a)	300,000	293,481
Diamond Resorts Owner Trust, Series 2013-1, Class A, 1.95%, 1/20/25 (a)	28,017	27,861
Driven Brands Funding LLC, Class A2:
Series 2015-1A, 5.216%, 7/20/45 (a)	298,500	298,371
Series 2016-1A, 6.125%, 7/20/46 (a)	900,000	907,247
Dryden 33 Senior Loan Fund, Series 2014-33A, Class D, 4.278%, 7/15/26 (a)(b)	200,000	184,657

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.326%, 8/15/28 (a)(b)	250,000	232,457
GCAT LLC, Series 2015-1:
Class A1, 3.625%, 5/26/20 (a)(b)	1,529,785	1,525,294
Class A2, 4.75%, 5/26/20 (a)(b)	149,683	142,538
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	258,038	253,780
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	265,810	261,557
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	370,604	370,298
Invitation Homes Trust:
Series 2013-SFR1, Class C, 2.301%, 12/17/30 (a)(b)	200,000	197,158
Series 2013-SFR1, Class E, 3.101%, 12/17/30 (a)(b)	100,000	96,812
Series 2014-SFR3, Class D, 3.446%, 12/17/31 (a)(b)	1,000,000	1,008,285
Series 2015-SFR1, Class D, 3.446%, 3/17/32 (a)(b)	480,000	483,392
Series 2015-SFR2, Class E, 3.597%, 6/17/32 (a)(b)	100,000	96,522
Series 2015-SFR2, Class F, 4.147%, 6/17/32 (a)(b)	350,000	333,637
Madison Park Funding XVII Ltd., Series 2015-17A, Class D, 4.085%, 7/21/27 (a)(b)	150,000	138,309
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	602,382	603,049
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,000,000	1,000,854
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	950,000	952,063
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	359,930	358,298
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	72,137	71,746
RMAT LLC, Class A1:
Series 2015-1, 4.09%, 7/27/20 (a)(b)	215,759	214,743
Series 2015-NPL1, 3.75%, 5/25/55 (a)(b)	216,645	214,693
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	107,845	107,104
Sierra Timeshare Receivables Funding LLC, Class B:
Series 2013-1A, 2.39%, 11/20/29 (a)	14,771	14,663
Series 2014-1A, 2.42%, 3/20/30 (a)	92,038	91,607
Series 2014-2A, 2.40%, 6/20/31 (a)	710,248	706,552
Series 2014-3A, 2.80%, 10/20/31 (a)	170,788	170,679
Series 2015-3A, 3.08%, 9/20/32 (a)	511,116	512,848
SolarCity LMC, Series III LLC, 5.44%, 7/20/44 (a)	287,096	298,737
Truman Capital Mortgage Loan Trust, Series 2014-NPL3, Class A1, 3.125%, 4/25/53 (a)(b)	2,444	2,443
Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, 3.375%, 10/25/58 (a)(b)	360,461	356,677
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(b)	114,301	114,199
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	59,173	59,116
VOLT XXV LLC, Series 2015 NPL8, Class A1, 3.50%, 6/26/45 (a)(b)	1,266,930	1,257,973
VOLT XXVII LLC, Series 2014-NPL7:
Class A1, 3.375%, 8/27/57 (a)(b)	401,362	398,911
Class A2, 4.75%, 8/27/57 (a)(b)	198,497	191,803
VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.625%, 10/25/57 (a)(b)	234,295	233,151
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	168,923	168,084
Wendys Funding LLC, Series 2015-1A:
Class A2I, 3.371%, 6/15/45 (a)	1,151,300	1,157,632
Class A2II, 4.08%, 6/15/45 (a)	347,375	358,109
		30,181,509

8 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Asset-Backed - Student Loan - 0.3%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (a)	67,140	67,695
Navient Student Loan Trust, Series 2015-1, Class B, 1.953%, 7/25/52 (b)	100,000	84,769
SLM Private Credit Student Loan Trust, Series 2015-B, Class B, 1.053%, 6/15/39 (b)	89,611	79,406
		231,870

Total Asset-Backed Securities (Cost $31,501,548)		31,490,699

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 9.3%
Bellemeade Re Ltd.:
BMIR 2015-1A M2, 4.746%, 7/25/25 (a)(b)	780,000	784,292
BMIR 2015-1A B1, 6.746%, 7/25/25 (a)(b)	300,000	301,247
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 M3, 3.703%, 5/25/25 (b)	1,000,000	964,924
STACR 2015-HQ2 B, 8.403%, 5/25/25 (b)	597,259	596,510
STACR 2015-DNA2 B, 7.996%, 12/25/27 (b)	99,991	95,335
STACR 2015-HQA2 M2, 3.253%, 5/25/28 (b)	1,750,000	1,791,917
STACR 2015-HQA2 B, 10.953%, 5/25/28 (b)	650,000	631,611
LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.457%, 5/1/20 (a)(b)	167,156	164,346
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (a)(b)	1,500,000	1,493,595

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $6,767,207)		6,823,777

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.8%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.342%, 5/15/32 (a)(b)	400,000	381,662
BLCP Hotel Trust:
BLCP 2014-CLRN D, 2.942%, 8/15/29 (a)(b)	579,000	557,969
BLCP 2014-CLRN E, 4.112%, 8/15/29 (a)(b)	150,000	143,342
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 3.842%, 9/15/27 (a)(b)	200,000	190,016
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	625,666	625,746
COMM Mortgage Trust, Series 2014-SAVA, Class D, 3.543%, 6/15/34 (a)(b)	420,000	409,366
EQTY INNS Mortgage Trust, Series 2014-INNS:
Class E, 3.898%, 5/8/31 (a)(b)	600,000	574,460
Class F, 4.348%, 5/8/31 (a)(b)	350,000	324,372
Extended Stay America Trust, Series 2013-ESH7:
Class C7, 3.902%, 12/5/31 (a)	155,000	155,607
Class D7, 4.171%, 12/5/31 (a)(b)	2,131,000	2,140,922
Hilton USA Trust:
Class DFL, 3.213%, 11/5/30 (a)(b)	362,686	362,451
Class DFX, 4.407%, 11/5/30 (a)	600,000	603,561
Class EFX, 4.602%, 11/5/30 (a)(b)	2,000,000	2,012,564
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class F, 3.932%, 11/15/29 (a)(b)	100,000	92,977
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.042%, 6/15/29 (a)(b)	985,000	940,516

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - CONT’D
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	1,200,000	1,175,262
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	200,000	200,000
Rialto Capital Management LLC, Series 2014-LT5, Class A, 2.85%, 5/15/24 (a)	10,684	10,662

Total Commercial Mortgage-Backed Securities (Cost $10,971,795)		10,901,455

CORPORATE BONDS - 24.9%
Basic Materials - 0.1%
Methanex Corp., 5.65%, 12/1/44	100,000	82,989

Communications - 3.1%
Qwest Corp., 6.50%, 6/1/17	500,000	518,125
Sprint Communications, Inc., 6.00%, 12/1/16	1,750,000	1,760,937
		2,279,062

Consumer, Cyclical - 6.4%
American Airlines Pass-Through Trust:
5.60%, 1/15/22 (a)	1,863,650	1,919,559
5.25%, 7/15/25	170,000	177,225
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	215,500
Continental Airlines Pass Through Trust 2009-1, 9.00%, 1/8/18	130,188	130,188
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	500,000	500,000
New Albertsons, Inc., 7.75%, 6/15/26	500,000	487,500
Virgin Australia Trust:
7.125%, 10/23/18 (a)	52,502	52,502
6.00%, 4/23/22 (a)	1,219,976	1,241,326
		4,723,800

Consumer, Non-cyclical - 2.3%
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (a)	200,000	216,500
Land O’Lakes, Inc., 6.00%, 11/15/22 (a)	500,000	530,000
MEDNAX, Inc., 5.25%, 12/1/23 (a)	250,000	253,125
SUPERVALU, Inc., 6.75%, 6/1/21	100,000	83,998
United Rentals North America, Inc., 5.875%, 9/15/26	600,000	595,500
		1,679,123

Energy - 1.9%
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	700,000	737,796
Sabine Pass LNG LP, 7.50%, 11/30/16	400,000	407,600
Williams Partners LP, 3.60%, 3/15/22	100,000	94,735
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	150,000	143,869
		1,384,000

Financial - 9.1%
Ally Financial, Inc.:
2.75%, 1/30/17	300,000	301,402
6.25%, 12/1/17	600,000	628,500

10 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Bank of America Corp.:
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	1,100,000	1,116,500
4.25%, 10/22/26	260,000	269,643
CIT Group, Inc., 4.25%, 8/15/17	1,000,000	1,018,500
Citigroup, Inc.:
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	90,000	87,685
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)(c)	650,000	659,750
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	300,000	295,500
4.60%, 3/9/26	185,000	196,134
6.25%, 8/15/26 floating rate thereafter to 12/29/49 (b)	150,000	154,125
4.45%, 9/29/27	300,000	309,033
Credit Acceptance Corp.:
6.125%, 2/15/21	500,000	476,250
7.375%, 3/15/23	100,000	96,000
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (a)	435,112	447,730
Morgan Stanley, 3.95%, 4/23/27	100,000	101,130
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	525,000	511,875
		6,669,757

Industrial - 0.9%
Coveris Holding Corp., 10.00%, 6/1/18 (a)	700,000	700,000

Technology - 1.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (a)	550,000	573,368
NXP BV / NXP Funding LLC, 4.125%, 6/1/21 (a)	200,000	203,000
		776,368

Total Corporate Bonds (Cost $18,167,808)		18,295,099

FLOATING RATE LOANS - 3.2%
Consumer, Cyclical - 3.0%
Albertson’s LLC, 4.50%, 8/25/21 (b)(d)	398,474	397,540
BJ’s Wholesale Club, Inc., 4.50%, 9/26/19 (b)(d)	687,685	680,808
Kraton Polymers LLC, 6.00%, 1/6/22 (b)(d)	500,000	491,500
Varsity Brands, Inc., 5.00%, 12/11/21 (b)(d)	644,591	641,529
		2,211,377

Consumer, Non-cyclical - 0.2%
SUPERVALU, Inc., 5.50%, 3/21/19 (b)(d)	184,327	183,508

Total Floating Rate Loans (Cost $2,340,252)		2,394,885

U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Notes, 1.625%, 5/15/26	200,000	202,445

Total U.S. Treasury Obligations (Cost $202,812)		202,445

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 3.9%
State Street Bank Time Deposit, 0.293%, 7/1/16	2,843,153	2,843,153

Total Time Deposit (Cost $2,843,153)		2,843,153

	SHARES
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
State Street Institutional U.S. Government Money Market Fund, 0.25%	608,190	608,190

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $608,190)		608,190

TOTAL INVESTMENTS (Cost $73,402,765) - 100.0%		73,559,703
Other assets and liabilities, net - 0.0%		21,868
NET ASSETS - 100.0%		$73,581,571

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
5 Year U.S. Treasury Notes	(84)	9/16	($10,261,781)	($77,472)
10 Year U.S. Treasury Notes	(16)	9/16	(2,127,750)	(11,466)
Total Short				($88,938)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $51,620,444, which represents 70.2% of the net assets of the Fund as of June 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $595,186.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
CLO: Collateralized Loan Obligations
LLC: Limited Liability Corporation
LP:Limited Partnership
Ltd.: Limited
REIT: Real Estate Investment Trust
See notes to financial statements.

12 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT UNCONSTRAINED BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $73,402,765) - see accompanying schedule	$73,559,703
Cash collateral at broker	95,100
Receivable for securities sold	1,710,944
Receivable for shares sold	188,182
Interest receivable	342,968
Securities lending income receivable	55
Trustees’ deferred compensation plan	49,744
Receivable from Calvert Investment Services, Inc.	93
Total assets	75,946,789

LIABILITIES
Payable for securities purchased	1,627,184
Payable upon return of securities loaned	608,190
Payable for shares redeemed	25,336
Payable to custodian bank	8,891
Dividends payable	87
Payable to Calvert Investment Management, Inc.	19,712
Payable to Calvert Investment Distributors, Inc.	3,291
Payable to Calvert Investment Administrative Services, Inc.	6,313
Trustees’ deferred compensation plan	49,744
Accrued expenses and other liabilities	16,470
Total liabilities	2,365,218
NET ASSETS	$73,581,571

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 832,287 shares outstanding	$12,487,350
Class C: 66,577 shares outstanding	1,001,440
Class I: 3,676,704 shares outstanding	54,452,718
Class Y: 349,505 shares outstanding	5,251,116
Undistributed (distributions in excess of) net investment income	(10,733)
Accumulated net realized gain (loss)	331,680
Net unrealized appreciation (depreciation)	68,000
NET ASSETS	$73,581,571

NET ASSET VALUE PER SHARE
Class A (based on net assets of $12,460,276)	$14.97
Class C (based on net assets of $997,318)	$14.98
Class I (based on net assets of $54,894,362)	$14.93
Class Y (based on net assets of $5,229,615)	$14.96
See notes to financial statements.

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CALVERT UNCONSTRAINED BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$1,526,617
Dividend income	12,029
Securities lending income	55
Total investment income	1,538,701

Expenses:
Investment advisory fee	116,766
Administrative fees	47,361
Transfer agency fees and expenses	11,179
Distribution Plan expenses:
Class A	15,803
Class C	4,800
Trustees’ fees and expenses	1,522
Accounting fees	10,055
Custodian fees	18,513
Professional fees	15,365
Registration fees	23,086
Reports to shareholders	1,849
Miscellaneous	4,263
Total expenses	270,562
Reimbursement from Advisor:
Class C	(5,517)
Class Y	(3,129)
Administrative fees waived	(12,229)
Net expenses	249,687
NET INVESTMENT INCOME	1,289,014

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	592,394
Futures	(179,568)
412,826

Change in unrealized appreciation (depreciation) on:
Investments	681,874
Futures	(106,726)
575,148

NET REALIZED AND UNREALIZED GAIN	987,974

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,276,988
See notes to financial statements.

14 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT UNCONSTRAINED BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016(Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$1,289,014	$612,618
Net realized gain (loss)	412,826	(69,012)
Net change in unrealized appreciation (depreciation)	575,148	(442,387)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,276,988	101,219

Distributions to shareholders from:
Net investment income:
Class A shares	(219,990)	(131,782)
Class C shares	(13,205)	(8,552)
Class I shares	(996,196)	(383,059)
Class Y shares	(77,597)	(80,678)
Net realized gain:
Class A shares	—	(7,480)
Class C shares	—	(496)
Class I shares	—	(17,995)
Class Y shares	—	(2,630)
Total distributions	(1,306,988)	(632,672)

Capital share transactions:
Shares sold:
Class A shares	2,924,792	12,931,798
Class C shares	226,172	933,487
Class I shares	15,878,070	29,277,952
Class Y shares	2,468,129	4,599,721
Reinvestment of distributions:
Class A shares	186,093	132,724
Class C shares	13,145	8,949
Class I shares	996,196	401,054
Class Y shares	74,972	77,848
Shares redeemed:
Class A shares	(3,312,556)	(701,707)
Class C shares	(157,879)	(27,607)
Class I shares	(1,810,996)	(349,577)
Class Y shares	(1,650,057)	(337,503)
Total capital share transactions	15,836,081	46,947,139

TOTAL INCREASE IN NET ASSETS	16,806,081	46,415,686

NET ASSETS
Beginning of period	56,775,490	10,359,804
End of period (including undistributed (distributions in excess of) net investment income of ($10,733) and $7,241, respectively)	$73,581,571	$56,775,490
See notes to financial statements.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

CALVERT UNCONSTRAINED BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

	SIX MONTHS ENDED JUNE 30, 2016(Unaudited)	YEAR ENDED DECEMBER 31, 2015
CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	197,919	861,698
Class C shares	15,452	61,769
Class I shares	1,079,459	1,978,854
Class Y shares	166,851	305,810
Reinvestment of distributions:
Class A shares	12,596	8,888
Class C shares	888	598
Class I shares	67,482	26,840
Class Y shares	5,056	5,197
Shares redeemed:
Class A shares	(223,808)	(46,806)
Class C shares	(10,636)	(1,841)
Class I shares	(122,961)	(23,660)
Class Y shares	(112,002)	(22,614)
Total capital share activity	1,076,296	3,154,733
See notes to financial statements.

16 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Unconstrained Bond Fund (the “Fund”), a series of Calvert Management Series, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. Calvert Management Series is comprised of two separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund, which commenced operations on September 30, 2014, offers four classes of shares of beneficial interest - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset-backed securities, collateralized mortgage-backed obligations, and commercial mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

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For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$31,490,699	$—	$31,490,699
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	6,823,777	—	6,823,777
Commercial Mortgage-Backed Securities	—	10,901,455	—	10,901,455
Corporate Bonds	—	18,295,099	—	18,295,099
Floating Rate Loans	—	2,394,885	—	2,394,885
U.S. Treasury Obligations	—	202,445	—	202,445
Time Deposit	—	2,843,153	—	2,843,153
Short Term Investment of Cash Collateral For Securities Loaned	608,190	—	—	608,190
TOTAL	$608,190	$72,951,513	$—	$73,559,703
Futures Contracts**	($88,938)	$—	$—	($88,938)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.

18 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Schedule of Investments.
At June 30, 2016, the Fund had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest Rate	Unrealized appreciation on futures contracts	$—*	Unrealized depreciation on futures contracts	($88,938)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Interest Rate	Futures	($179,568)	($106,726)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts short			(79)
* Averages are based on activity levels during the period ended June 30, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.35% of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual fund operating expenses through April 30, 2017. The contractual expense caps are 1.10%, 1.85%, 0.65%, and 0.85% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. (“CIAS”), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.30% for Class A, C and Y and 0.10% for Class I. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on May 1, 2016. CIAS voluntarily waived 0.18% (the amount of the administrative fee above 0.12%) for Class A, C and Y shares of the Fund for the period from January 1, 2016 through April 30, 2016. CIAS has also contractually agreed to waive 0.02% for Class I shares of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018. During the six month period ended June 30, 2016, CIAS voluntarily waived $10,434.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% and 1.00% annually of average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the average daily net assets of Class A and C, respectively. Class I and Class Y shares do not have Distribution Plan expenses.
CID received $1,538 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended June 30, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $564 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer.

20 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Fund’s assets. Trustees’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $56,012,609 and $34,437,840, respectively. U.S. government security purchases and sales were $7,038,370 and $7,129,430, respectively.
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$518,942
Unrealized (depreciation)	(362,016)
Net unrealized appreciation (depreciation)	$156,926
Federal income tax cost of investments	$73,402,777
NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$608,190	—	—	—	$608,190
Total Borrowings	$608,190	—	—	—	$608,190
Amount of recognized liabilities for securities lending transactions					$608,190
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT UNCONSTRAINED BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)(b)
Net asset value, beginning	$14.78	$14.93	$15.00
Income from investment operations:
Net investment income	0.26	0.43	0.08
Net realized and unrealized gain (loss)	0.19	(0.19)	(0.08)
Total from investment operations	0.45	0.24	—
Distributions from:
Net investment income	(0.26)	(0.38)	(0.05)
Net realized gain	—	(0.01)	(0.02)
Total distributions	(0.26)	(0.39)	(0.07)
Total increase (decrease) in net asset value	0.19	(0.15)	(0.07)
Net asset value, ending	$14.97	$14.78	$14.93
Total return (c)	3.06%	1.57%	(0.02%)
Ratios to average net assets: (d)
Net investment income	3.54%(e)	2.90%	2.42%(e)
Total expenses	1.19%(e)	1.64%	53.67%(e)
Net expenses	1.06%(e)	1.10%	1.10%(e)
Portfolio turnover	69%	132%	114%
Net assets, ending (in thousands)	$12,460	$12,497	$326

(a) Per share figures are calculated using the Average Shares Method.
(b) From September 30, 2014 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

22 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT UNCONSTRAINED BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)(b)
Net asset value, beginning	$14.79	$14.93	$15.00
Income from investment operations:
Net investment income	0.20	0.32	0.04
Net realized and unrealized gain (loss)	0.19	(0.19)	(0.07)
Total from investment operations	0.39	0.13	(0.03)
Distributions from:
Net investment income	(0.20)	(0.26)	(0.02)
Net realized gain	—	(0.01)	(0.02)
Total distributions	(0.20)	(0.27)	(0.04)
Total increase (decrease) in net asset value	0.19	(0.14)	(0.07)
Net asset value, ending	$14.98	$14.79	$14.93
Total return (c)	2.66%	0.82%	(0.22%)
Ratios to average net assets: (d)
Net investment income	2.77%(e)	2.13%	1.11%(e)
Total expenses	3.12%(e)	4.43%	2,859.43%(e)
Net expenses	1.85%(e)	1.85%	1.85%(e)
Portfolio turnover	69%	132%	114%
Net assets, ending (in thousands)	$997	$900	$5

(a) Per share figures are calculated using the Average Shares Method.
(b) From September 30, 2014 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

CALVERT UNCONSTRAINED BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)(b)
Net asset value, beginning	$14.74	$14.93	$15.00
Income from investment operations:
Net investment income	0.29	0.48	0.08
Net realized and unrealized gain (loss)	0.19	(0.19)	(0.06)
Total from investment operations	0.48	0.29	0.02
Distributions from:
Net investment income	(0.29)	(0.47)	(0.07)
Net realized gain	—	(0.01)	(0.02)
Total distributions	(0.29)	(0.48)	(0.09)
Total increase (decrease) in net asset value	0.19	(0.19)	(0.07)
Net asset value, ending	$14.93	$14.74	$14.93
Total return (c)	3.29%	1.93%	0.13%
Ratios to average net assets: (d)
Net investment income	3.98%(e)	3.25%	2.01%(e)
Total expenses	0.64%(e)	1.11%	2.72%(e)
Net expenses	0.64%(e)	0.65%	0.65%(e)
Portfolio turnover	69%	132%	114%
Net assets, ending (in thousands)	$54,894	$39,101	$10,011

(a) Per share figures are calculated using the Average Shares Method.
(b) From September 30, 2014 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

24 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT UNCONSTRAINED BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)(b)
Net asset value, beginning	$14.77	$14.92	$15.00
Income from investment operations:
Net investment income	0.28	0.46	0.07
Net realized and unrealized gain (loss)	0.18	(0.19)	(0.07)
Total from investment operations	0.46	0.27	—
Distributions from:
Net investment income	(0.27)	(0.41)	(0.06)
Net realized gain	—	(0.01)	(0.02)
Total distributions	(0.27)	(0.42)	(0.08)
Total increase (decrease) in net asset value	0.19	(0.15)	(0.08)
Net asset value, ending	$14.96	$14.77	$14.92
Total return (c)	3.17%	1.78%	0.02%
Ratios to average net assets: (d)
Net investment income	3.76%(e)	3.12%	1.92%(e)
Total expenses	1.11%(e)	1.56%	3,985.33%(e)
Net expenses	0.85%(e)	0.85%	0.85%(e)
Portfolio turnover	69%	132%	114%
Net assets, ending (in thousands)	$5,230	$4,278	$18

(a) Per share figures are calculated using the Average Shares Method.
(b) From September 30, 2014 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26 www.calvert.com CALVERT UNCONSTRAINED BOND FUND SEMI-ANNUAL REPORT (UNAUDITED)

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CALVERT UNCONSTRAINED BOND FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

Printed on recycled paper using soy inks.

Item 2. Code of Ethics.

Not Applicable – for annual reports only.

Item 3. Audit Committee Financial Expert.

Not Applicable – for annual reports only.

Item 4. Principal Accountant Fees and Services.

Not Applicable – for annual reports only.

Item 5. Audit Committee of Listed Registrants.

Not Applicable – for annual reports only.

Item 6. Investments.

(a)	This Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not Applicable

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act.

Attached hereto.

(a)(3)    Not applicable.

(b)    A certification for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Exchange Act and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:     _/s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date: August 22, 2016

Pursuant to the requirements of the Exchange Act and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

_/s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date: August 22, 2016

_/s/ Vicki L. Benjamin
    Vicki L. Benjamin
Treasurer -- Principal Financial Officer

Date: August 22, 2016